Loans and financing (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Total	R$ 2,778,723	R$ 3,035,501
Current	(925,626)	(348,353)
Non-current	R$ 1,853,097	2,687,148
KFW Finnvera [Member]
IfrsStatementLineItems [Line Items]
Currency	USD
Charges	SOFR + 1.17826% p.a.
Maturity	Dec/25
Total		32,820
Debentures [Member]
IfrsStatementLineItems [Line Items]
Currency	BRL
Charges	IPCA + 4.0432% p.a.
Maturity	Jun/28
Total	R$ 2,049,182	1,956,307
BNDES [Member]
IfrsStatementLineItems [Line Items]
Currency	BRL
Charges	IPCA + 4.2283% p.a.
Maturity	Nov/31
Total	R$ 329,566	385,592
BNB [Member]
IfrsStatementLineItems [Line Items]
Currency	BRL
Charges	IPCA + 1.2228%–1.4945% p.a.
Maturity	Feb/28
Total	R$ 399,975	585,129
BNDES1 [Member]
IfrsStatementLineItems [Line Items]
Currency	BRL
Charges	TJLP + 1.95% p.a.
Maturity	Aug/25
Total		R$ 75,653